EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
$ 335,750	Adient LLC(b) 6.37%, 04/10/2028 1-mo. LIBOR + 3.22%	$ 316,235
1,200,000	American Airlines Inc(b) 7.46%, 04/20/2028 3-mo. LIBOR + 3.71%	1,160,500
	Asurion LLC(b)
404,862	6.37%,07/31/2027 1-mo. LIBOR + 3.22%	382,595
325,000	8.37%,01/20/2029 1-mo. LIBOR + 5.22%	247,000
942,217	BMC Software Inc(b) 6.12%, 10/02/2025 1-mo. LIBOR + 2.97%	890,689
2,232,854	Brand Industrial Services Inc(b) 7.03%, 06/21/2024 3-mo. LIBOR + 3.28%	1,934,209
	Cengage Learning Inc(b)
460,007	7.87%,06/29/2026 1-mo. LIBOR + 4.73%	415,443
759,263	7.81%,07/14/2026 3-mo. LIBOR + 4.06%	685,709
995,273	Clarios Global LP(b) 6.37%, 04/30/2026 1-mo. LIBOR + 3.22%	892,636
1,288,752	Clear Channel Outdoor Holdings Inc(b) 6.31%, 08/21/2026 3-mo. LIBOR + 2.55%	1,148,600
753,592	CP Atlas Buyer Inc(b) 6.62%, 11/23/2027 1-mo. LIBOR + 3.47%	653,532
953,977	CQP Holdco LP(b) 7.42%, 05/27/2028 3-mo. LIBOR + 3.67%	918,799
292,788	Diamond BC BV(b) 5.56%, 09/29/2028 3-mo. LIBOR + 1.80%	269,218
	DIRECTV Financing LLC(b)
837,200	8.12%,08/01/2027 1-mo. LIBOR + 4.97%	777,942
900,000	8.12%,08/02/2027 1-mo. LIBOR + 4.97%	836,297
138,600	Filtration Group Corp(b) 6.62%, 10/21/2028 1-mo. LIBOR + 3.47%	131,150
267,956	Garda World Security Corp(b) 7.24%, 10/30/2026 3-mo. LIBOR + 3.49%	251,878
305,200	GFL Environmental Inc(b) 5.81%, 05/30/2025 3-mo. LIBOR + 2.05%	301,469
1,056,594	Global Medical Response Inc(b) 6.81%, 10/02/2025 1-mo. LIBOR + 3.67%	908,010
680,207	Granite Holdings Corp(b) 7.12%, 09/30/2026 1-mo. LIBOR + 3.97%	656,967
310,275	Greeneden Holdings II LLC(b) 7.12%, 12/01/2027 1-mo. LIBOR + 3.97%	294,761
Principal Amount(a)		Fair Value
Bank Loans — (continued)
	iHeartCommunications Inc(b)
$ 146,371	6.12%,05/01/2026 1-mo. LIBOR + 2.97%	$ 137,150
1,295,190	6.37%,05/01/2026 1-mo. LIBOR + 3.22%	1,213,593
676,153	Klockner Pentaplast of America Inc(b) 8.26%, 02/12/2026 6-mo. LIBOR + 4.03%	578,111
918,626	LBM Acquisition LLC(b) 7.12%, 12/17/2027 6-mo. LIBOR + 2.89%	799,664
2,313,179	MajorDrive Holdings IV LLC(b) 7.13%, 06/01/2028 3-mo. LIBOR + 3.37%	2,119,451
705,953	Mauser Packaging Solutions Holding Co(b) 6.38%, 04/03/2024 1-mo. LIBOR + 3.24%	655,948
980,075	Olympus Water Holding Corp(b) 7.44%, 11/09/2028 3-mo. LIBOR + 3.69%	890,643
245,592	One Call Corp(b) 8.80%, 04/22/2027 1-mo. LIBOR + 5.66%	186,650
2,424,320	PECF USS Intermediate Holding III Corp(b) 7.37%, 12/15/2028 1-mo. LIBOR + 4.22%	2,066,733
1,442,950	PetsMart LLC(b) 6.87%, 02/11/2028 1-mo. LIBOR + 3.73%	1,360,701
529,650	Polaris Newco LLC(b) 7.67%, 06/02/2028 3-mo. LIBOR + 3.92%	487,410
635,000	Proofpoint Inc(b) 9.32%, 08/31/2029 3-mo. LIBOR + 5.57%	609,600
2,432,725	Rocket Software Inc(b) 7.37%, 11/28/2025 1-mo. LIBOR + 4.22%	2,314,130
461,162	Starfruit Finco BV(b) 5.87%, 10/01/2025 1-mo. LIBOR + 2.72%	431,907
2,429,973	Terrier Media Buyer Inc(b) 6.62%, 12/17/2026 1-mo. LIBOR + 3.47%	2,268,988
	UKG Inc(b)
403,878	5.54%,05/04/2026 3-mo. LIBOR + 1.78%	381,665
730,000	6.38%,05/03/2027 1-mo. LIBOR + 3.24%	688,937
1,243,161	United AirLines Inc(b) 7.09%, 04/14/2028 3-mo. LIBOR + 2.78%	1,184,111
492,656	Vertiv Group Corp(b) 5.30%, 03/02/2027 1-mo. LIBOR + 2.16%	467,408
438,468	Werner Finco LP(b) 7.67%, 07/24/2024 3-mo. LIBOR + 3.92%	390,237

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 314,420	White Cap Buyer LLC(b) 6.78%, 10/19/2027 1-mo. LIBOR + 3.64%	$ 293,655
TOTAL BANK LOANS — 6.50% (Cost $36,299,883)		$33,600,331
CORPORATE BONDS AND NOTES
Basic Materials — 4.34%
1,640,000	ArcelorMittal SA 7.00%, 10/15/2039	1,541,715
240,000	Avient Corp(c) 7.13%, 08/01/2030	221,503
990,000	Axalta Coating Systems LLC(c)(d) 3.38%, 02/15/2029	776,110
504,000	Big River Steel LLC / BRS Finance Corp(c) 6.63%, 01/31/2029	463,872
	Celanese US Holdings LLC
490,000	6.17%, 07/15/2027	463,738
1,185,000	6.33%, 07/15/2029	1,104,450
	Commercial Metals Co
465,000	4.13%, 01/15/2030	381,772
1,155,000	4.38%, 03/15/2032	912,450
	Compass Minerals International Inc(c)
235,000	4.88%, 07/15/2024	220,903
1,015,000	6.75%, 12/01/2027	953,872
845,000	Constellium SE(c) 5.63%, 06/15/2028	693,030
1,540,000	First Quantum Minerals Ltd(c) 6.88%, 03/01/2026	1,421,004
	Freeport-McMoRan Inc
445,000	4.38%, 08/01/2028	400,704
1,550,000	5.45%, 03/15/2043	1,293,165
1,370,000	Herens Holdco SARL(c) 4.75%, 05/15/2028	1,096,000
700,000	Ingevity Corp(c) 3.88%, 11/01/2028	578,749
990,000	Mercer International Inc 5.13%, 02/01/2029	788,911
	Novelis Corp(c)
740,000	4.75%, 01/30/2030	606,800
1,180,000	3.88%, 08/15/2031	880,186
1,122,538	Olympus Water US Holding Corp(c) 4.25%, 10/01/2028	862,951
1,685,000	SCIH Salt Holdings Inc(c) 4.88%, 05/01/2028	1,390,782
365,000	SCIL IV LLC / SCIL USA Holdings LLC(c) 5.38%, 11/01/2026	281,963
1,815,000	Sylvamo Corp(c) 7.00%, 09/01/2029	1,548,866
865,000	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc(c) 5.13%, 04/01/2029	510,350
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$1,260,000	Tronox Inc(c) 4.63%, 03/15/2029	$ 932,400
	WR Grace Holdings LLC(c)
1,080,000	5.63%, 10/01/2024	1,050,300
775,000	4.88%, 06/15/2027	666,213
500,000	5.63%, 08/15/2029	375,000
		22,417,759
Communications — 12.83%
250,000	Altice Financing SA(c) 5.00%, 01/15/2028	192,570
	Altice France SA(c)
665,000	5.50%, 01/15/2028	526,607
560,000	5.13%, 07/15/2029	418,382
2,140,000	5.50%, 10/15/2029	1,610,102
2,840,000	Arches Buyer Inc(c) 4.25%, 06/01/2028	2,215,200
1,875,000	Beasley Mezzanine Holdings LLC(c) 8.63%, 02/01/2026	1,443,750
	CCO Holdings LLC / CCO Holdings Capital Corp
191,000	5.50%, 05/01/2026(c)	180,973
935,000	5.00%, 02/01/2028(c)	806,213
3,375,000	5.38%, 06/01/2029(c)	2,954,205
3,430,000	4.75%, 03/01/2030(c)	2,782,587
905,000	4.50%, 08/15/2030(c)	715,710
590,000	4.25%, 02/01/2031(c)	452,554
1,245,000	4.50%, 05/01/2032	949,524
1,935,000	Clear Channel Worldwide Holdings Inc(c)(d) 5.13%, 08/15/2027	1,634,566
180,000	CommScope Inc(c) 6.00%, 03/01/2026	165,730
	CSC Holdings LLC
715,000	5.25%, 06/01/2024	661,375
2,750,000	5.38%, 02/01/2028(c)	2,399,375
1,500,000	5.75%, 01/15/2030(c)	1,066,147
1,170,000	Directv Financing LLC / Directv Financing Co-Obligor Inc(c) 5.88%, 08/15/2027	1,008,669
	DISH DBS Corp
310,000	5.88%, 11/15/2024	276,675
520,000	7.75%, 07/01/2026	398,876
1,570,000	5.25%, 12/01/2026(c)	1,286,218
810,000	5.75%, 12/01/2028(c)	612,149
855,000	5.13%, 06/01/2029	502,312
2,260,000	Embarq Corp 8.00%, 06/01/2036	1,130,000
	Frontier Communications Holdings LLC(c)
2,290,000	5.88%, 10/15/2027	2,052,367
1,160,000	8.75%, 05/15/2030	1,160,742
2,955,000	Gray Escrow II Inc(c)(d) 5.38%, 11/15/2031	2,317,976
	iHeartCommunications Inc
252	8.38%, 05/01/2027(d)	212
1,720,000	5.25%, 08/15/2027(c)	1,469,308

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
	Level 3 Financing Inc(c)
$ 770,000	4.63%, 09/15/2027	$ 637,237
1,570,000	4.25%, 07/01/2028	1,224,616
	Match Group Holdings II LLC(c)
1,187,000	5.00%, 12/15/2027(d)	1,059,397
910,000	4.63%, 06/01/2028	795,112
160,000	4.13%, 08/01/2030	131,400
290,000	3.63%, 10/01/2031	218,950
2,875,000	McGraw-Hill Education Inc(c) 5.75%, 08/01/2028	2,400,671
325,000	Millennium Escrow Corp(c) 6.63%, 08/01/2026	256,927
	Netflix Inc
45,000	5.88%, 02/15/2025	44,963
385,000	4.88%, 04/15/2028	360,327
1,330,000	5.88%, 11/15/2028	1,297,787
	News Corp(c)
1,240,000	3.88%, 05/15/2029	1,052,586
720,000	5.13%, 02/15/2032	631,800
470,000	NortonLifeLock Inc(c) 6.75%, 09/30/2027	450,979
	Scripps Escrow II Inc(c)
1,745,000	3.88%, 01/15/2029	1,391,114
480,000	5.38%, 01/15/2031(d)	363,609
	Sirius XM Radio Inc(c)
2,415,000	4.00%, 07/15/2028	2,054,151
315,000	4.13%, 07/01/2030	256,045
1,810,000	3.88%, 09/01/2031	1,403,546
1,355,000	Spanish Broadcasting System Inc(c) 9.75%, 03/01/2026	853,650
2,760,000	Sprint Capital Corp 6.88%, 11/15/2028	2,835,900
	Sprint Corp
845,000	7.88%, 09/15/2023	853,632
1,260,000	7.63%, 03/01/2026	1,303,258
2,795,000	T-Mobile USA Inc 2.88%, 02/15/2031	2,252,323
1,250,000	Townsquare Media Inc(c) 6.88%, 02/01/2026	1,142,589
1,335,000	TripAdvisor Inc(c) 7.00%, 07/15/2025	1,297,899
	Univision Communications Inc(c)
990,000	6.63%, 06/01/2027	934,275
1,435,000	4.50%, 05/01/2029	1,170,199
595,000	7.38%, 06/30/2030	567,806
1,310,000	Urban One Inc(c)(d) 7.38%, 02/01/2028	1,113,382
1,435,000	Virgin Media Finance PLC(c) 5.00%, 07/15/2030	1,055,292
905,000	VZ Secured Financing BV(c) 5.00%, 01/15/2032	676,122
940,000	Ziggo Bond Co BV(c) 6.00%, 01/15/2027	784,900
		66,263,518
Principal Amount(a)		Fair Value
Consumer, Cyclical — 11.66%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(c)
$ 555,000	3.88%, 01/15/2028	$ 482,967
260,000	4.38%, 01/15/2028	225,290
2,150,000	4.00%, 10/15/2030	1,693,297
	Allison Transmission Inc(c)
720,000	4.75%, 10/01/2027	634,085
1,660,000	3.75%, 01/30/2031	1,272,539
	American Airlines Inc / AAdvantage Loyalty IP Ltd(c)
405,000	5.50%, 04/20/2026	380,364
405,000	5.75%, 04/20/2029	353,362
	American Builders & Contractors Supply Co Inc(c)
780,000	4.00%, 01/15/2028	682,328
835,000	3.88%, 11/15/2029	654,068
	Asbury Automotive Group Inc(c)
180,000	4.63%, 11/15/2029	143,887
90,000	5.00%, 02/15/2032	69,305
	Bath & Body Works Inc
47,000	9.38%, 07/01/2025(c)	48,645
885,000	7.50%, 06/15/2029(d)	809,775
900,000	6.63%, 10/01/2030(c)	783,000
910,000	6.75%, 07/01/2036	749,831
	Beacon Roofing Supply Inc(c)
225,000	4.50%, 11/15/2026	204,695
740,000	4.13%, 05/15/2029	599,333
	Boyd Gaming Corp(d)
635,000	4.75%, 12/01/2027	561,981
1,540,000	4.75%, 06/15/2031(c)	1,246,938
1,960,000	Caesars Resort Collection LLC / CRC Finco Inc(c) 5.75%, 07/01/2025	1,891,204
	Carnival Corp(c)
1,070,000	10.50%, 02/01/2026	1,058,669
1,210,000	5.75%, 03/01/2027	847,665
1,465,000	CDI Escrow Issuer Inc(c) 5.75%, 04/01/2030	1,279,406
	Cinemark USA Inc(c)
75,000	8.75%, 05/01/2025	75,821
1,040,000	5.88%, 03/15/2026(d)	869,624
971,000	Clarios Global LP(c) 6.75%, 05/15/2025	950,832
1,440,000	Delta Air Lines Inc / SkyMiles IP Ltd(c) 4.75%, 10/20/2028	1,341,152
280,000	Everi Holdings Inc(c) 5.00%, 07/15/2029	229,579
1,205,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc(c) 4.63%, 01/15/2029	997,137
1,070,000	Ford Motor Co(d) 7.45%, 07/16/2031	1,050,331
	Ford Motor Credit Co LLC
1,000,000	5.13%, 06/16/2025	943,610
1,000,000	5.11%, 05/03/2029	867,700
9,410,000	4.00%, 11/13/2030	7,339,800

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 760,000	Hanesbrands Inc(c) 4.63%, 05/15/2024	$ 724,660
2,120,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.88%, 04/01/2027	1,945,100
865,000	IRB Holding Corp(c) 7.00%, 06/15/2025	859,525
115,000	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(c) 4.75%, 06/01/2027	106,831
1,655,000	Kontoor Brands Inc(c) 4.13%, 11/15/2029	1,318,587
1,530,000	Levi Strauss & Co(c) 3.50%, 03/01/2031	1,193,400
	Live Nation Entertainment Inc(c)
985,000	5.63%, 03/15/2026	939,296
1,030,000	6.50%, 05/15/2027	991,117
70,000	4.75%, 10/15/2027(d)	60,773
	Macy's Retail Holdings LLC(c)
110,000	5.88%, 03/15/2030(d)	87,005
440,000	6.13%, 03/15/2032	336,895
	Mattel Inc(c)
80,000	3.38%, 04/01/2026	71,395
385,000	5.88%, 12/15/2027	368,637
1,410,000	3.75%, 04/01/2029	1,185,521
400,000	NCL Corp Ltd(c) 5.88%, 02/15/2027	333,000
	Newell Brands Inc
220,000	4.88%, 06/01/2025	212,674
2,260,000	4.45%, 04/01/2026	2,079,200
1,245,000	Penn National Gaming Inc(c) 5.63%, 01/15/2027	1,100,926
500,000	PetSmart Inc / PetSmart Finance Corp(c) 4.75%, 02/15/2028	427,895
140,000	Raptor Acquisition Corp / Raptor Co-Issuer LLC(c) 4.88%, 11/01/2026	120,404
	Royal Caribbean Cruises Ltd(c)
805,000	5.50%, 08/31/2026	615,825
230,000	9.25%, 01/15/2029	226,632
	Scotts Miracle-Gro Co
750,000	4.50%, 10/15/2029(d)	543,748
1,700,000	4.38%, 02/01/2032	1,209,040
645,000	Six Flags Entertainment Corp(c)(d) 5.50%, 04/15/2027	566,368
2,060,000	Staples Inc(c) 7.50%, 04/15/2026	1,729,597
	Station Casinos LLC(c)
1,225,000	4.50%, 02/15/2028	1,005,439
985,000	4.63%, 12/01/2031	743,956
1,130,000	Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp(c) 5.88%, 05/15/2025	1,045,287
	United Airlines Inc(c)
170,000	4.38%, 04/15/2026	151,725
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 375,000	4.63%, 04/15/2029	$ 310,290
490,000	Univar Solutions USA Inc(c) 5.13%, 12/01/2027	436,100
1,610,000	Victoria's Secret & Co(c) 4.63%, 07/15/2029	1,217,002
1,110,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp(c) 5.25%, 05/15/2027	977,022
	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp(c)
115,000	7.75%, 04/15/2025	112,333
1,590,000	5.13%, 10/01/2029	1,285,038
	Yum! Brands Inc
2,115,000	4.75%, 01/15/2030(c)	1,848,320
195,000	3.63%, 03/15/2031	155,844
305,000	5.38%, 04/01/2032	270,425
		60,251,052
Consumer, Non-Cyclical — 11.40%
204,512	1375209 BC Ltd(c) 9.00%, 01/30/2028	202,979
325,000	180 Medical Inc(c) 3.88%, 10/15/2029	269,253
1,880,000	ADT Security Corp(c) 4.13%, 08/01/2029	1,560,400
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC(c)
390,000	7.50%, 03/15/2026	392,326
765,000	4.63%, 01/15/2027	683,773
2,705,000	4.88%, 02/15/2030	2,288,457
1,405,000	Allied Universal Holdco LLC / Allied Universal Finance Corp / Atlas Luxco 4 SARL 4.63%, 06/01/2028(c)	1,079,236
	Bausch Health Cos Inc(c)
1,125,000	6.13%, 02/01/2027	778,674
1,725,000	4.88%, 06/01/2028	1,112,108
363,573	11.00%, 09/30/2028	292,676
72,715	14.00%, 10/15/2030	39,629
1,545,000	Block Inc(d) 3.50%, 06/01/2031	1,197,862
1,000,000	Carriage Services Inc(c) 4.25%, 05/15/2029	790,824
	Centene Corp
2,070,000	4.63%, 12/15/2029	1,860,102
3,810,000	3.00%, 10/15/2030	3,017,291
	Charles River Laboratories International Inc(c)
395,000	3.75%, 03/15/2029	328,565
1,180,000	4.00%, 03/15/2031	951,580
	CHS / Community Health Systems Inc(c)
210,000	8.00%, 03/15/2026	181,815
155,000	5.63%, 03/15/2027	119,304
2,415,000	6.00%, 01/15/2029	1,774,993
1,370,000	5.25%, 05/15/2030(d)	953,863
1,245,000	Elanco Animal Health Inc 6.40%, 08/28/2028	1,099,074

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 500,000	Garda World Security Corp(c) 4.63%, 02/15/2027	$ 428,748
	Gartner Inc(c)
1,140,000	3.63%, 06/15/2029	949,050
650,000	3.75%, 10/01/2030	532,119
	HCA Inc
855,000	5.38%, 09/01/2026	828,326
630,000	5.63%, 09/01/2028	600,338
2,405,000	3.50%, 09/01/2030	1,985,857
2,140,000	Herc Holdings Inc(c) 5.50%, 07/15/2027	1,926,000
2,190,000	Jazz Securities Designated Activity Co(c) 4.38%, 01/15/2029	1,891,612
	Lamb Weston Holdings Inc(c)
975,000	4.88%, 05/15/2028	884,452
975,000	4.13%, 01/31/2030	825,084
195,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(c) 10.00%, 04/15/2025	117,000
2,235,000	Medline Borrower LP(c) 3.88%, 04/01/2029	1,791,777
1,825,000	NESCO Holdings II Inc(c) 5.50%, 04/15/2029	1,521,119
675,000	Nielsen Co SARL(c) 5.00%, 02/01/2025	661,816
	Nielsen Finance LLC / Nielsen Finance Co(c)
715,000	5.63%, 10/01/2028	709,657
870,000	4.50%, 07/15/2029	866,150
255,000	Option Care Health Inc(c) 4.38%, 10/31/2029	215,475
	Organon & Co / Organon Foreign Debt Co-Issuer BV(c)
1,255,000	4.13%, 04/30/2028	1,073,025
200,000	5.13%, 04/30/2031	163,832
	Owens & Minor Inc(c)
1,175,000	4.50%, 03/31/2029(d)	922,522
340,000	6.63%, 04/01/2030	299,200
	Prime Security Services Borrower LLC / Prime Finance Inc(c)
200,000	3.38%, 08/31/2027	168,034
365,000	6.25%, 01/15/2028	311,481
	Sabre GLBL Inc(c)
1,355,000	9.25%, 04/15/2025	1,297,291
250,000	7.38%, 09/01/2025	223,908
	Service Corp International
290,000	7.50%, 04/01/2027	298,700
710,000	5.13%, 06/01/2029	645,234
145,000	3.38%, 08/15/2030	113,403
2,110,000	4.00%, 05/15/2031	1,696,841
1,150,000	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc(c) 4.63%, 11/01/2026	1,048,656
	Spectrum Brands Inc(c)
965,000	5.00%, 10/01/2029	767,648
1,000,000	3.88%, 03/15/2031	681,780
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	Tenet Healthcare Corp
$ 149,000	4.63%, 07/15/2024	$ 144,080
1,230,000	4.88%, 01/01/2026(c)	1,143,002
1,855,000	5.13%, 11/01/2027(c)	1,664,468
3,010,000	4.25%, 06/01/2029(c)	2,493,032
1,820,000	6.13%, 06/15/2030(c)	1,667,120
	Teva Pharmaceutical Finance Netherlands III BV
245,000	6.00%, 04/15/2024	237,782
430,000	7.13%, 01/31/2025	418,564
2,225,000	6.75%, 03/01/2028(d)	2,041,894
2,015,000	5.13%, 05/09/2029(d)	1,662,294
		58,893,155
Energy — 12.42%
345,000	Antero Midstream Partners LP / Antero Midstream Finance Corp(c) 7.88%, 05/15/2026	346,725
1,446,000	Antero Resources Corp(c) 7.63%, 02/01/2029	1,443,325
	Apache Corp
1,045,000	4.38%, 10/15/2028	911,449
1,095,000	5.10%, 09/01/2040	883,955
	Buckeye Partners LP
560,000	3.95%, 12/01/2026	488,421
805,000	4.50%, 03/01/2028(c)	684,250
445,000	5.85%, 11/15/2043	329,633
2,450,000	Callon Petroleum Co(c) 7.50%, 06/15/2030	2,144,987
	Cheniere Energy Partners LP
760,000	4.00%, 03/01/2031	637,245
570,000	3.25%, 01/31/2032	437,677
1,965,000	Chord Energy Corp(c) 6.38%, 06/01/2026	1,866,750
	Comstock Resources Inc(c)
1,020,000	6.75%, 03/01/2029	940,754
665,000	5.88%, 01/15/2030	579,185
	Continental Resources Inc
520,000	4.50%, 04/15/2023	517,395
375,000	5.75%, 01/15/2031(c)	338,947
	DCP Midstream Operating LP
925,000	5.63%, 07/15/2027	893,426
440,000	5.13%, 05/15/2029	412,293
1,170,000	6.75%, 09/15/2037(c)	1,134,476
	Devon Energy Corp
390,000	7.88%, 09/30/2031	427,213
275,000	7.95%, 04/15/2032	302,093
1,465,000	Encino Acquisition Partners Holdings LLC(c) 8.50%, 05/01/2028	1,351,506
2,900,000	Endeavor Energy Resources LP / EER Finance Inc(c) 5.75%, 01/30/2028	2,758,248
2,120,000	Energy Transfer LP(e) 6.63%, Perpetual	1,547,596
2,110,000	EnLink Midstream LLC(c) 5.63%, 01/15/2028	1,972,850

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$1,710,000	EQT Corp 7.00%, 02/01/2030	$ 1,764,549
	Hess Midstream Operations LP(c)
1,010,000	5.63%, 02/15/2026	958,748
510,000	5.13%, 06/15/2028	446,574
830,000	4.25%, 02/15/2030	670,225
480,000	5.50%, 10/15/2030	412,056
	Hilcorp Energy I LP / Hilcorp Finance Co(c)
1,175,000	6.00%, 04/15/2030	1,024,032
595,000	6.25%, 04/15/2032	527,057
1,370,000	Holly Energy Partners LP / Holly Energy Finance Corp(c) 5.00%, 02/01/2028	1,206,956
100,000	Kinder Morgan Inc 7.80%, 08/01/2031	108,683
925,000	Kinetik Holdings LP(c) 5.88%, 06/15/2030	846,985
2,809,000	Nabors Industries Inc(c) 9.00%, 02/01/2025	2,795,258
	Occidental Petroleum Corp
1,830,000	6.63%, 09/01/2030	1,857,450
1,385,000	6.13%, 01/01/2031	1,364,225
6,675,000	6.45%, 09/15/2036	6,675,000
2,610,000	6.20%, 03/15/2040	2,525,175
	Permian Resources Operating LLC(c)
277,000	5.38%, 01/15/2026	252,763
2,575,000	6.88%, 04/01/2027	2,491,197
	Precision Drilling Corp(c)
2,226,000	7.13%, 01/15/2026	2,088,734
105,000	6.88%, 01/15/2029	92,705
1,520,000	Rockcliff Energy II LLC(c) 5.50%, 10/15/2029	1,330,876
225,000	Seventy Seven Energy Inc(f)(g)(h) 6.63%, 11/15/2025	23
	SM Energy Co
865,000	5.63%, 06/01/2025	830,400
1,435,000	6.75%, 09/15/2026(d)	1,381,187
210,000	6.50%, 07/15/2028	199,568
	Southwestern Energy Co
1,455,000	5.38%, 02/01/2029	1,319,394
1,690,000	5.38%, 03/15/2030	1,522,774
470,000	4.75%, 02/01/2032	393,907
	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp(c)
1,958,000	5.50%, 01/15/2028	1,671,261
315,000	6.00%, 12/31/2030	267,785
	USA Compression Partners LP / USA Compression Finance Corp
715,000	6.88%, 04/01/2026	657,800
390,000	6.88%, 09/01/2027	354,442
	Venture Global Calcasieu Pass LLC(c)
540,000	3.88%, 08/15/2029	463,255
1,945,000	3.88%, 11/01/2033	1,512,237
Principal Amount(a)		Fair Value
Energy — (continued)
$ 885,000	Viper Energy Partners LP(c) 5.38%, 11/01/2027	$ 814,661
		64,178,341
Financial — 5.13%
345,000	AG Issuer LLC(c) 6.25%, 03/01/2028	298,462
1,360,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(c) 4.25%, 10/15/2027	1,161,682
	Ally Financial Inc
110,000	5.75%, 11/20/2025	106,689
2,280,000	8.00%, 11/01/2031	2,390,255
655,000	AmWINS Group Inc(c) 4.88%, 06/30/2029	543,691
1,275,000	Cobra AcquisitionCo LLC(c) 6.38%, 11/01/2029	889,312
300,000	Coinbase Global Inc(c) 3.38%, 10/01/2028	187,637
200,000	Credit Suisse Group AG(c)(e) 6.38%, Perpetual	145,500
230,000	Dresdner Funding Trust I(c) 8.15%, 06/30/2031	246,100
	Freedom Mortgage Corp(c)
330,000	8.13%, 11/15/2024	288,750
1,149,000	8.25%, 04/15/2025	949,346
730,000	6.63%, 01/15/2027	520,225
	goeasy Ltd(c)
130,000	5.38%, 12/01/2024	121,875
1,060,000	4.38%, 05/01/2026	924,850
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
745,000	6.25%, 05/15/2026	696,232
2,505,000	5.25%, 05/15/2027	2,193,153
195,000	4.38%, 02/01/2029	156,952
	iStar Inc REIT
505,000	4.75%, 10/01/2024	498,031
1,110,000	4.25%, 08/01/2025(d)	1,076,753
2,385,000	5.50%, 02/15/2026(d)	2,400,049
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(c)
110,000	5.25%, 10/01/2025	101,200
1,270,000	4.25%, 02/01/2027	1,022,614
1,515,000	4.75%, 06/15/2029	1,134,205
393,000	Lloyds Banking Group PLC(e) 7.50%, Perpetual	364,794
	Nationstar Mortgage Holdings Inc(c)
1,415,000	5.50%, 08/15/2028	1,111,121
1,170,000	5.75%, 11/15/2031	858,048
	OneMain Finance Corp
240,000	7.13%, 03/15/2026	216,336
1,190,000	6.63%, 01/15/2028	1,021,020
1,760,000	5.38%, 11/15/2029(d)	1,364,000
	PennyMac Financial Services Inc(c)
380,000	5.38%, 10/15/2025	324,885

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$1,035,000	5.75%, 09/15/2031	$ 740,407
1,515,000	PHH Mortgage Corp(c) 7.88%, 03/15/2026	1,312,805
805,000	Realogy Group LLC / Realogy Co-Issuer Corp(c) 5.75%, 01/15/2029	580,606
140,000	Service Properties Trust REIT 7.50%, 09/15/2025	130,900
	Societe Generale SA(c)(e)
330,000	4.75%, Perpetual	246,510
295,000	5.38%, Perpetual	202,164
		26,527,159
Industrial — 8.18%
	Amsted Industries Inc(c)
320,000	5.63%, 07/01/2027	294,400
845,000	4.63%, 05/15/2030	699,406
	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC(c)
275,000	3.25%, 09/01/2028	224,389
1,765,000	4.00%, 09/01/2029(d)	1,292,603
600,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(c) 4.13%, 08/15/2026	499,578
1,000,000	Ball Corp EUR, 1.50%, 03/15/2027	815,128
305,000	Berry Global Inc(c) 5.63%, 07/15/2027	285,338
750,000	Boise Cascade Co(c) 4.88%, 07/01/2030	623,020
	Bombardier Inc(c)
450,000	7.50%, 03/15/2025	437,575
2,235,000	7.88%, 04/15/2027(d)	2,056,200
	Builders FirstSource Inc(c)
915,000	4.25%, 02/01/2032	701,929
425,000	6.38%, 06/15/2032(d)	377,504
375,000	Camelot Return Merger Sub Inc(c) 8.75%, 08/01/2028	309,076
1,630,000	Covanta Holding Corp(c) 4.88%, 12/01/2029	1,317,464
666,000	Crown Cork & Seal Co Inc 7.38%, 12/15/2026	666,000
	GFL Environmental Inc(c)
1,305,000	4.00%, 08/01/2028	1,087,691
670,000	3.50%, 09/01/2028	565,018
115,000	4.75%, 06/15/2029	96,888
1,175,000	Graphic Packaging International LLC(c) 3.75%, 02/01/2030	969,741
1,280,000	Great Lakes Dredge & Dock Corp(c) 5.25%, 06/01/2029	986,363
1,710,000	Howmet Aerospace Inc 3.00%, 01/15/2029	1,397,002
2,305,000	Imola Merger Corp(c) 4.75%, 05/15/2029	1,944,613
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 630,000	Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC(c) 6.00%, 09/15/2028	$ 501,033
700,000	JELD-WEN Inc(c)(d) 4.88%, 12/15/2027	500,500
935,000	Louisiana-Pacific Corp(c) 3.63%, 03/15/2029	734,573
1,690,000	Madison IAQ LLC(c) 4.13%, 06/30/2028	1,357,397
	Masonite International Corp(c)
170,000	5.38%, 02/01/2028	150,370
1,440,000	3.50%, 02/15/2030	1,100,889
	Mauser Packaging Solutions Holding Co(c)
1,160,000	5.50%, 04/15/2024	1,102,000
450,000	8.50%, 04/15/2024	427,500
495,000	MIWD Holdco II LLC / MIWD Finance Corp(c) 5.50%, 02/01/2030	366,608
1,565,000	Roller Bearing Co of America Inc(c) 4.38%, 10/15/2029	1,320,062
	Sensata Technologies BV(c)
1,910,000	4.00%, 04/15/2029	1,580,505
280,000	5.88%, 09/01/2030	261,985
1,285,000	Sensata Technologies Inc(c) 3.75%, 02/15/2031	1,012,201
	Standard Industries Inc(c)
870,000	5.00%, 02/15/2027	769,872
845,000	4.75%, 01/15/2028	713,924
820,000	4.38%, 07/15/2030	627,300
590,000	3.38%, 01/15/2031	414,947
1,225,000	Stevens Holding Co Inc(c) 6.13%, 10/01/2026	1,197,192
905,000	Terex Corp(c) 5.00%, 05/15/2029	776,704
295,000	TK Elevator Midco GmbH EUR, 4.38%, 07/15/2027	242,133
830,000	TK Elevator US Newco Inc(c) 5.25%, 07/15/2027	705,674
	TransDigm Inc
1,255,000	6.25%, 03/15/2026(c)	1,217,350
175,000	6.38%, 06/15/2026	165,333
475,000	5.50%, 11/15/2027	413,108
780,000	4.63%, 01/15/2029	627,923
2,775,000	4.88%, 05/01/2029	2,243,046
1,435,000	TTM Technologies Inc(c)(d) 4.00%, 03/01/2029	1,155,649
2,080,000	Vertiv Group Corp(c) 4.13%, 11/15/2028	1,674,400
	WESCO Distribution Inc(c)
460,000	7.13%, 06/15/2025	460,253
825,000	7.25%, 06/15/2028	808,047
		42,275,404
Technology — 2.13%
1,195,000	Boxer Parent Co Inc(c) 7.13%, 10/02/2025	1,171,190

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$1,065,000	CDW LLC / CDW Finance Corp 3.25%, 02/15/2029	$ 864,872
640,000	Central Parent Inc / Central Merger Sub Inc(c)(d) 7.25%, 06/15/2029	608,445
1,195,000	Clarivate Science Holdings Corp(c) 3.88%, 07/01/2028	985,636
2,010,000	Crowdstrike Holdings Inc 3.00%, 02/15/2029	1,688,400
1,425,000	Picard Midco Inc(c)(d) 6.50%, 03/31/2029	1,203,697
	Twilio Inc
2,005,000	3.63%, 03/15/2029(d)	1,619,037
410,000	3.88%, 03/15/2031	321,838
3,135,000	ZoomInfo Technologies LLC / ZoomInfo Finance Corp(c) 3.88%, 02/01/2029	2,557,972
		11,021,087
Utilities — 1.28%
	Calpine Corp(c)
1,890,000	4.50%, 02/15/2028	1,665,071
470,000	4.63%, 02/01/2029	382,984
155,000	5.00%, 02/01/2031	123,156
	NRG Energy Inc
190,000	3.75%, 06/15/2024(c)	182,617
196,000	6.63%, 01/15/2027	191,936
730,000	5.25%, 06/15/2029(c)	638,750
1,365,000	3.88%, 02/15/2032(c)	1,064,761
185,000	Pacific Gas & Electric Co(g) 2.95%, 03/01/2026	163,208
390,000	Vistra Corp(c)(e) 7.00%, Perpetual	340,474
	Vistra Operations Co LLC(c)
1,875,000	5.00%, 07/31/2027	1,693,594
190,000	4.30%, 07/15/2029	161,898
		6,608,449
TOTAL CORPORATE BONDS AND NOTES — 69.37% (Cost $421,929,104)		$358,435,924
CONVERTIBLE BONDS
Communications — 3.49%
1,402,000	Airbnb Inc(i) 6.01%, 03/15/2026	1,160,856
941,000	Booking Holdings Inc(d) 0.75%, 05/01/2025	1,130,423
462,000	Cable One Inc 1.13%, 03/15/2028	332,640
	DISH Network Corp
551,000	16.35%, 12/15/2025(i)	361,456
556,000	3.38%, 08/15/2026	382,528
1,398,000	Etsy Inc(d) 0.25%, 06/15/2028	1,077,858
756,000	Fiverr International Ltd(d)(i) 9.34%, 11/01/2025	586,883
Principal Amount(a)		Fair Value
Communications — (continued)
	Liberty Media Corp
$ 370,000	1.38%, 10/15/2023	$ 443,075
657,000	2.75%, 12/01/2049(c)	592,286
676,000	0.50%, 12/01/2050(c)	699,660
551,000	Liberty Media Corp / Liberty Formula One(c) 2.25%, 08/15/2027	509,951
323,000	Lyft Inc 1.50%, 05/15/2025	275,358
924,000	Match Group Financeco 2 Inc(c) 0.88%, 06/15/2026	816,816
1,733,000	Okta Inc 0.38%, 06/15/2026	1,345,674
1,711,000	Palo Alto Networks Inc 0.38%, 06/01/2025	2,891,590
877,000	Perficient Inc(c) 0.13%, 11/15/2026	648,980
1,396,000	Snap Inc(i) 9.82%, 05/01/2027	962,542
765,000	Spotify USA Inc(i) 7.92%, 03/15/2026	600,525
628,000	TechTarget Inc(c)(i) 7.20%, 12/15/2026	481,986
519,000	Twitter Inc(d)(i) 2.67%, 03/15/2026	475,105
970,000	Uber Technologies Inc(i) 6.39%, 12/15/2025	805,010
697,000	Upwork Inc(d) 0.25%, 08/15/2026	509,716
663,000	Wayfair Inc 0.63%, 10/01/2025	444,212
553,000	Zillow Group Inc 2.75%, 05/15/2025	502,677
		18,037,807
Consumer, Cyclical — 2.23%
458,000	Burlington Stores Inc 2.25%, 04/15/2025	435,101
984,000	Cheesecake Factory Inc 0.38%, 06/15/2026	760,755
77,000	Dick's Sporting Goods Inc 3.25%, 04/15/2025	251,290
811,000	DraftKings Holdings Inc(i) 10.06%, 03/15/2028	523,450
1,548,000	Ford Motor Co(i) 2.70%, 03/15/2026	1,415,646
890,000	IMAX Corp 0.50%, 04/01/2026	733,182
451,000	JetBlue Airways Corp 0.50%, 04/01/2026	320,210
944,000	Liberty TripAdvisor Holdings Inc(c) 0.50%, 06/30/2051	671,656
333,000	National Vision Holdings Inc 2.50%, 05/15/2025	411,688
	NCL Corp Ltd
431,000	5.38%, 08/01/2025	423,026
1,094,000	2.50%, 02/15/2027(c)	716,570
671,000	Patrick Industries Inc(c) 1.75%, 12/01/2028	485,636

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 718,000	Royal Caribbean Cruises Ltd(c) 6.00%, 08/15/2025	$ 756,413
1,187,000	Shake Shack Inc(d)(i) 9.37%, 03/01/2028	787,129
1,542,000	Southwest Airlines Co(d) 1.25%, 05/01/2025	1,760,193
1,213,000	Vail Resorts Inc(i) 4.57%, 01/01/2026	1,056,068
		11,508,013
Consumer, Non-Cyclical — 2.86%
634,000	Alnylam Pharmaceuticals Inc(c) 1.00%, 09/15/2027	615,614
442,000	Ascendis Pharma A/S(c) 2.25%, 04/01/2028	406,686
722,000	Beauty Health Co(c)(d) 1.25%, 10/01/2026	581,210
	Block Inc
440,000	0.13%, 03/01/2025	398,750
775,000	0.25%, 11/01/2027	554,125
707,000	Brookdale Senior Living Inc 2.00%, 10/15/2026	593,880
842,000	Chegg Inc(i) 8.33%, 09/01/2026	634,854
532,000	CONMED Corp(c) 2.25%, 06/15/2027	457,520
1,647,000	Dexcom Inc(d) 0.25%, 11/15/2025	1,517,299
156,000	Envista Holdings Corp 2.38%, 06/01/2025	256,386
1,425,000	Exact Sciences Corp(d) 0.38%, 03/01/2028	901,312
333,000	Guardant Health Inc(i) 7.30%, 11/15/2027	242,328
	Halozyme Therapeutics Inc
852,000	0.25%, 03/01/2027	721,005
192,000	1.00%, 08/15/2028(c)	179,280
596,000	Innoviva Inc 2.50%, 08/15/2025	572,905
435,000	Insmed Inc 0.75%, 06/01/2028	394,328
497,000	Insulet Corp 0.38%, 09/01/2026	585,715
784,000	Ironwood Pharmaceuticals Inc 1.50%, 06/15/2026	796,250
500,000	Jazz Investments I Ltd 2.00%, 06/15/2026	535,000
335,000	Omnicell Inc 0.25%, 09/15/2025	355,435
637,000	Pacira BioSciences Inc(d) 0.75%, 08/01/2025	625,056
178,000	Repligen Corp 0.38%, 07/15/2024	307,495
	Sarepta Therapeutics Inc
310,000	1.50%, 11/15/2024	516,615
184,000	1.25%, 09/15/2027(c)	189,428
1,053,000	Shift4 Payments Inc(i) 4.15%, 12/15/2025	929,272
238,000	Tandem Diabetes Care Inc(c) 1.50%, 05/01/2025	214,081
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 975,000	Teladoc Health Inc(d) 1.25%, 06/01/2027	$ 713,018
		14,794,847
Energy — 1.05%
659,000	Enphase Energy Inc(i) (2.91%), 03/01/2028	782,233
487,000	EQT Corp 1.75%, 05/01/2026	1,342,032
640,000	NextEra Energy Partners LP(c)(i) 0.07%, 11/15/2025	638,693
871,000	Pioneer Natural Resources Co 0.25%, 05/15/2025	1,886,586
699,000	SolarEdge Technologies Inc(d)(i) (2.75%), 09/15/2025	760,861
		5,410,405
Financial — 0.11%
813,629	SoFi Technologies Inc(c)(i) 11.67%, 10/15/2026	552,841
Industrial — 0.32%
1,043,000	John Bean Technologies Corp 0.25%, 05/15/2026	862,561
713,000	Middleby Corp 1.00%, 09/01/2025	813,176
		1,675,737
Technology — 3.45%
682,000	3D Systems Corp(c)(i) 10.94%, 11/15/2026	469,898
1,145,000	Akamai Technologies Inc 0.38%, 09/01/2027	1,065,422
1,015,000	Bentley Systems Inc 0.38%, 07/01/2027	764,802
444,000	BigCommerce Holdings Inc 0.25%, 10/01/2026	324,205
	Bill.com Holdings Inc(i)
661,000	(7.49%), 12/01/2025	725,117
500,000	6.25%, 04/01/2027	390,250
461,000	Box Inc(i) (2.79%), 01/15/2026	507,561
537,000	Ceridian HCM Holding Inc 0.25%, 03/15/2026	433,090
986,000	Cloudflare Inc(i) 7.41%, 08/15/2026	766,122
230,000	Confluent Inc(c)(i) 9.29%, 01/15/2027	164,450
1,207,000	Coupa Software Inc 0.38%, 06/15/2026	927,579
973,000	CyberArk Software Ltd(i) (5.69%), 11/15/2024	1,106,787
494,000	Datadog Inc 0.13%, 06/15/2025	586,625
221,000	DigitalOcean Holdings Inc(c)(i) 9.10%, 12/01/2026	160,225

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$ 702,000	Envestnet Inc 0.75%, 08/15/2025	$ 587,048
722,000	Everbridge Inc(i) 5.12%, 03/15/2026	613,388
201,000	HubSpot Inc 0.38%, 06/01/2025	237,582
531,000	Impinj Inc(c) 1.13%, 05/15/2027	523,178
803,000	Lumentum Holdings Inc(d) 0.50%, 12/15/2026	748,798
460,000	MongoDB Inc 0.25%, 01/15/2026	536,360
871,000	ON Semiconductor Corp(i) (5.27%), 05/01/2027	1,148,413
843,000	RingCentral Inc(i) 7.80%, 03/01/2025	709,174
1,498,000	Splunk Inc 1.13%, 06/15/2027	1,178,591
501,000	Tyler Technologies Inc 0.25%, 03/15/2026	473,445
1,127,000	Unity Software Inc(c)(i) 9.20%, 11/15/2026	817,075
1,104,000	Wolfspeed Inc(c) 0.25%, 02/15/2028	1,157,544
567,000	Zscaler Inc 0.13%, 07/01/2025	722,075
		17,844,804
Utilities — 0.14%
668,000	NRG Energy Inc 2.75%, 06/01/2048	711,086
TOTAL CONVERTIBLE BONDS — 13.65% (Cost $81,296,201)		$70,535,540
Shares
COMMON STOCK
Communications — 0.11%
24,240	Frontier Communications Parent Inc(j)	567,943
Consumer, Cyclical — 0.03%
5,800	Penn Entertainment Inc(j)	159,558
Consumer, Non-Cyclical — 0.05%
500	Elevance Health Inc	227,120
Energy — 0.27%
40,600	Antero Resources Corp(j)	1,239,518
1,254	Chord Energy Corp	171,510
		1,411,028
Financial — 0.05%
9,069	OneMain Holdings Inc	267,717
Shares		Fair Value
Technology — 0.07%
5,994	Microchip Technology Inc	$ 365,814
Utilities — 0.01%
338	Genon Energy Inc(h)	56,480
TOTAL COMMON STOCK — 0.59% (Cost $3,226,178)		$3,055,660
CONVERTIBLE PREFERRED STOCK
Communications — 0.29%
1,337	2020 Cash Mandatory Exchangeable Trust 5.25%(c)	1,503,991
Consumer, Cyclical — 0.08%
4,047	Aptiv PLC 5.50%	382,320
Consumer, Non-Cyclical — 0.74%
14,940	Becton Dickinson and Co 6.00%(d)	697,250
9,518	Boston Scientific Corp 5.50%	974,167
1,178	Danaher Corp 5.00%(d)	1,578,520
10,741	Elanco Animal Health Inc 5.00%	220,728
4,972	Sabre Corp 6.50%	356,649
		3,827,314
Financial — 0.52%
1,484	Bank of America Corp 7.25%	1,740,732
17,233	KKR & Co Inc 6.00%	937,648
		2,678,380
Industrial — 0.13%
6,683	RBC Bearings Inc 5.00%	688,616
Utilities — 0.88%
11,878	AES Corp 6.88%	1,043,720
9,490	American Electric Power Co Inc 6.13%(d)	468,711
43,316	NextEra Energy Inc 5.28%	2,147,174
7,628	PG&E Corp 5.50%	874,747
		4,534,352
TOTAL CONVERTIBLE PREFERRED STOCK — 2.64% (Cost $15,636,419)		$13,614,973
RIGHTS
Utilities — 0.00%(k)
18,138	Texas Competitive Electric Holdings(h)(j)	22,673
TOTAL RIGHTS — 0.00%(k) (Cost $20,531)—		$22,673

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
WARRANTS
Financial — 0.00%(k)
132	Guaranteed Rate Inc(h)(j)	$ 7
TOTAL WARRANTS — 0.00%(k) (Cost $27,672)		$7
GOVERNMENT MONEY MARKET MUTUAL FUNDS
3,445,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(l), 2.57%(m)	3,445,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.67% (Cost $3,445,000)		$3,445,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 6.36%
$8,630,356	Undivided interest of 7.31% in a repurchase agreement (principal amount/value $118,322,658 with a maturity value of $118,352,633) with RBC Capital Markets Corp, 3.04%, dated 9/30/22 to be repurchased at $8,630,356 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 8/15/25 - 8/20/52, with a value of $120,689,112.(l)	8,630,356
8,630,356	Undivided interest of 7.37% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Bank of America Securities Inc, 3.05%, dated 9/30/22 to be repurchased at $8,630,356 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 7/1/50 - 9/1/52, with a value of $119,669,111.(l)	8,630,356
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$8,630,356	Undivided interest of 7.37% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Citigroup Global Markets Inc, 3.05%, dated 9/30/22 to be repurchased at $8,630,356 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.38%, 2/15/24 - 3/20/52, with a value of $119,669,116.(l)	$ 8,630,356
7,007,243	Undivided interest of 7.40% in a repurchase agreement (principal amount/value $94,920,325 with a maturity value of $94,944,451) with Bank of Montreal, 3.05%, dated 9/30/22 to be repurchased at $7,007,243 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 8/1/36 - 9/1/52, with a value of $96,818,731.(l)	7,007,243
TOTAL SHORT TERM INVESTMENTS — 6.36% (Cost $32,898,311)		$32,898,311
TOTAL INVESTMENTS — 99.78% (Cost $594,779,299)		$515,608,419
OTHER ASSETS & LIABILITIES, NET — 0.22%		$1,118,956
TOTAL NET ASSETS — 100.00%		$516,727,375

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2022.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	All or a portion of the security is on loan at September 30, 2022.
(e)	Security has no contractual maturity date and pays an indefinite stream of interest.
(f)	Security in bankruptcy.
(g)	Security in default.
(h)	Security is fair valued using significant unobservable inputs.
(i)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(j)	Non-income producing security.
(k)	Represents less than 0.005% of net assets.
(l)	Collateral received for securities on loan.
(m)	Rate shown is the 7-day yield as of September 30, 2022.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
At September 30, 2022, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
MS	USD	258,092	EUR	259,800	December 21, 2022	$1,748
RBS	USD	297,316	EUR	295,900	December 21, 2022	5,352
SSB	USD	590,862	EUR	587,300	December 21, 2022	11,374
					Net Appreciation	$18,474
Counterparty Abbreviations:
MS	Morgan Stanley & Co LLC
RBS	Royal Bank of Scotland
SSB	State Street Bank
Currency Abbreviations
EUR	Euro Dollar
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Rights, Warrants	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. There were no transfers in or out of Level 3 during the period.

September 30, 2022

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$—	$33,600,331	$—	$33,600,331
Corporate Bonds and Notes	—	358,435,901	23	358,435,924
Convertible Bonds	—	70,535,540	—	70,535,540
Common Stock
Consumer, Non-cyclical	227,120	—	—	227,120
Technology	365,814	—	—	365,814
Financial	267,717	—	—	267,717
Consumer, Cyclical	159,558	—	—	159,558
Utilities	—	—	56,480	56,480
Energy	1,411,028	—	—	1,411,028
Communications	567,943	—	—	567,943
Convertible Preferred Stock
Financial	1,740,732	937,648	—	2,678,380
Consumer, Non-cyclical	697,250	3,130,064	—	3,827,314
Utilities	—	4,534,352	—	4,534,352
Communications	1,503,991	—	—	1,503,991
Consumer, Cyclical	—	382,320	—	382,320
Industrial	—	688,616	—	688,616
Rights	—	—	22,673	22,673
Warrants	—	—	7	7
Government Money Market Mutual Funds	3,445,000	—	—	3,445,000
Short Term Investments	—	32,898,311	—	32,898,311
Total investments, at fair value:	10,386,153	505,143,083	79,183	515,608,419
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	18,474	—	18,474
Total Assets	$10,386,153	$505,161,557	$79,183	$515,626,893
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average foreign currency contracts amount of $127,330 in forward contracts for the reporting period.

September 30, 2022